Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments

We purchase substantial portions of the principal raw materials required for our steel manufacturing operations under annual and multi-year agreements, some of which have minimum quantity requirements. We also use large volumes of natural gas, electricity and industrial gases in our steel manufacturing operations. We negotiate most of our purchases of chrome, coke, industrial gases, iron ore and a portion of our electricity under multi-year agreements. The iron ore agreements typically have a variable-price mechanism that adjusts the price of iron ore periodically, based on reference to an iron ore index and other market-based factors. We typically purchase coal under annual fixed-price agreements. We also purchase certain transportation services under multi-year contracts with minimum quantity requirements.

Commitments for future capital investments at December 31, 2017, totaled approximately $59.0, all of which we expect to incur in 2018.